INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate		30.40%	70.30%
Unrecognized tax benefits	$ 0	$ 0	$ 0	$ 0
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income tax rate	25.00%	25.00%
Foreign Tax Jurisdiction [Member] | Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Net operating loss carry-forward		$ 1,753,139